Finance income and finance expenses	12 Months Ended
Dec. 31, 2022
Finance income and finance expenses
Finance income and finance expenses

12.   Finance income and finance expenses

	2022	2021	2020
Interest income	1,639	—	7
Net foreign exchange gain	—	—	1,991
Other income	229	79	—
Finance income	1,868	79	1,998

	2022	2021	2020
Bank charges	(585)	(320)	(175)
Unwinding of discount on the put option liability	(366)	—	—
Transaction cost	(104)	—	—
Interest expense	(116)	(91)	(45)
Net foreign exchange loss	(1,020)	(2,809)	—
Finance expenses	(2,191)	(3,220)	(220)